Changes in non-cash working capital (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes In Non-Cash Working Capital Details
Accounts receivable	176,429	(350,077)	(119,160)
Work-in-progress	676,621	135,747	(1,112,210)
Prepaid expenses	(17,807)	(97,544)	2,836
Accounts payable and accrued liabilities	(684,369)	275,799	771,337
Deferred revenue	2,463,998	(1,459,393)	1,776,496
Change in non-cash working capital	2,614,872	(1,495,468)	1,319,299
Portion attributable to:
Operating activities	2,614,872	(1,495,468)	1,319,299
Financing activities
Investing activities
Change in non-cash working capital	2,614,872	(1,495,468)	1,319,299